Taxes to Recover - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 2,108,025	R$ 2,519,658
Current	1,061,227	1,044,850
Non-current	1,046,798	1,474,808
ICMS [member]
Summary of recoverable taxes [line items]
Recoverable taxes	893,206	1,129,325
PIS and COFINS [member]
Summary of recoverable taxes [line items]
Recoverable taxes	1,177,513	1,297,029
Value-Added Tax (IVA) of foreign subsidiaries [member]
Summary of recoverable taxes [line items]
Recoverable taxes	179	35,600
Other Taxes Receivable [member]
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 37,127	R$ 57,704